Annual Fund Operating Expenses	Jul. 29, 2025
KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[2]
Expenses (as a percentage of Assets)	0.70%
KraneShares Global Humanoid and Embodied Intelligence Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
KraneShares Global Humanoid and Embodied Intelligence Index ETF | KraneShares Global Humanoid and Embodied Intelligence Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.01%	[4]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	0.69%
KraneShares Bosera MSCI China A 50 Connect Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
KraneShares Bosera MSCI China A 50 Connect Index ETF | KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[6]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.23%)	[7]
Net Expenses (as a percentage of Assets)	0.56%
KraneShares Asia Pacific High Income USD Bond ETF | KraneShares Asia Pacific High Income USD Bond ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.69%
KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%	[9]
Other Expenses (as a percentage of Assets):	0.04%	[10]
Expenses (as a percentage of Assets)	0.72%
KraneShares Emerging Markets Consumer Technology Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.02%	[12]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.30%)	[13]
Net Expenses (as a percentage of Assets)	0.50%
KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[14]
Other Expenses (as a percentage of Assets):	0.01%	[15]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.14%)	[16]
Net Expenses (as a percentage of Assets)	0.65%
KraneShares MSCI China A Hedged Index ETF | KraneShares MSCI China A Hedged Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[17]
Other Expenses (as a percentage of Assets):	0.01%	[18]
Expenses (as a percentage of Assets)	0.79%
KraneShares MSCI China Clean Technology Index ETF | KraneShares MSCI China Clean Technology Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.79%
KraneShares MSCI Emerging Markets ex China Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%	[20]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.35%)	[21]
Net Expenses (as a percentage of Assets)	0.24%
KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[22]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.79%
KraneShares SSE STAR Market 50 Index ETF | KraneShares SSE STAR Market 50 Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%	[23]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.89%
KraneShares Hang Seng TECH Index ETF | KraneShares Hang Seng TECH Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%	[24]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.69%
KraneShares KWEB Covered Call Strategy ETF | KraneShares KWEB Covered Call Strategy ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[25]
Distribution and Service (12b-1) Fees	0.00%	[26]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.69%	[27]
Expenses (as a percentage of Assets)	0.95%
KraneShares Global Luxury Index ETF | KraneShares Global Luxury Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%	[28]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.69%
KraneShares Global EM Revenue Leaders Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
KraneShares Global EM Revenue Leaders Index ETF | KraneShares Global EM Revenue Leaders Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%	[29]
Other Expenses (as a percentage of Assets):	0.01%	[30]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.04%)	[31]
Net Expenses (as a percentage of Assets)	0.65%
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%	[32]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.56%
KraneShares Mount Lucas Managed Futures Index Strategy ETF | KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%	[33]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.90%
KraneShares Global Carbon Strategy ETF | KraneShares Global Carbon Strategy ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[34]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.11%	[35]
Expenses (as a percentage of Assets)	0.90%
KraneShares European Carbon Allowance Strategy ETF | KraneShares European Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[36]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.08%	[37]
Expenses (as a percentage of Assets)	0.87%
KraneShares California Carbon Allowance Strategy ETF | KraneShares California Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[38]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.12%	[39]
Expenses (as a percentage of Assets)	0.91%
KraneShares Eastern US Carbon Strategy ETF | KraneShares Eastern US Carbon Strategy ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[40]
Other Expenses (as a percentage of Assets):	0.01%	[41]
Expenses (as a percentage of Assets)	0.79%
KraneShares Hedgeye Hedged Equity Index ETF | KraneShares Hedgeye Hedged Equity Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[42]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.88%
KraneShares Artificial Intelligence and Technology ETF | KraneShares Artificial Intelligence and Technology ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%	[43]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.99%
KraneShares Sustainable Ultra Short Duration Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
KraneShares Sustainable Ultra Short Duration Index ETF | KraneShares Sustainable Ultra Short Duration Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%	[44]
Other Expenses (as a percentage of Assets):	0.01%	[45]
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.10%	[45]
Net Expenses (as a percentage of Assets)	0.20%
KraneShares China Alpha Index ETF | KraneShares China Alpha Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[46]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.79%
KraneShares Man Buyout Beta Index ETF | KraneShares Man Buyout Beta Index ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%	[47]
Other Expenses (as a percentage of Assets):	0.01%	[48]
Expenses (as a percentage of Assets)	0.89%
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%	[49]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.02%
Quadratic Deflation ETF | Quadratic Deflation ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%	[50]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.02%
KraneShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
KraneShares 2x Long BABA Daily ETF | KraneShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%	[51]
Other Expenses (as a percentage of Assets):	0.02%	[52]
Expenses (as a percentage of Assets)	1.27%	[53]
Fee Waiver or Reimbursement	0.27%	[54]
Net Expenses (as a percentage of Assets)	1.00%
KraneShares 2x Long PDD Daily ETF | KraneShares 2x Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%	[55]
Other Expenses (as a percentage of Assets):	0.02%	[56]
Expenses (as a percentage of Assets)	1.27%	[57]
KraneShares 100% KWEB Defined Outcome January 2027 ETF | KraneShares 100% KWEB Defined Outcome January 2027 ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%	[58]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.78%	[59]
Expenses (as a percentage of Assets)	1.04%
KraneShares 90% KWEB Defined Outcome January 2027 ETF | KraneShares 90% KWEB Defined Outcome January 2027 ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%	[60]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.75%	[61]
Expenses (as a percentage of Assets)	1.01%

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Although the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”) receives 10% of the net revenue generated by the Fund’s securities lending activities and such amount is included in “Other Expenses,” the Fund receives 90% of such net revenues. Please see the “Management” section of the Prospectus for more information.
[3]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[4]	Based on estimated amounts for the current fiscal year; actual expenses may vary.
[5]	The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.10% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[6]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[7]	The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.23% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[8]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[9]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[10]	Although the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”) receives 10% of the net revenue generated by the Fund’s securities lending activities and such amount is included in “Other Expenses,” the Fund receives 90% of such net revenues. Please see the “Management” section of the Prospectus for more information.
[11]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[12]	Although the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”) receives 10% of the net revenue generated by the Fund’s securities lending activities and such amount is included in “Other Expenses,” the Fund receives 90% of such net revenues. Please see the “Management” section of the Prospectus for more information.
[13]	Krane has contractually agreed to waive its management fee by 0.30% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[14]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[15]	Although the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”) receives 10% of the net revenue generated by the Fund’s securities lending activities and such amount is included in “Other Expenses,” the Fund receives 90% of such net revenues. Please see the “Management” section of the Prospectus for more information.
[16]	Krane has contractually agreed to waive its management fee by 0.14% per year of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[17]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[18]	Based on estimated amounts for the current fiscal year.
[19]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[20]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[21]	The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.35% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[22]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[23]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[24]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[25]	The Fund’s management fee has been restated since it is 0.25% of the Fund’s average daily net assets.
[26]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[27]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” will not be reflected in the Fund’s Financial Statements in its shareholder report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights.
[28]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[29]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[30]	Based on estimated amounts for the current fiscal year.
[31]	The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.04% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[32]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[33]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[34]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[35]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” will not be reflected in the Fund’s Financial Statements in its shareholder report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” will differ from those presented in the Fund’s Financial Highlights. It is currently anticipated that the Fund may invest in an affiliated acquired fund with higher expenses in the next year. If this occurs, “Acquired Fund Fees and Expenses” will be higher and may be 0.10%.
[36]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[37]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” will not be reflected in the Fund’s Financial Statements in its shareholder report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” will differ from those presented in the Fund’s Financial Highlights. It is currently anticipated that the Fund may invest in an affiliated acquired fund with higher expenses in the next year. If this occurs, “Acquired Fund Fees and Expenses” will be higher and may be 0.06%.
[38]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[39]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” will not be reflected in the Fund’s Financial Statements in its shareholder report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” will differ from those presented in the Fund’s Financial Highlights. It is currently anticipated that the Fund may invest in an affiliated acquired fund with higher expenses in the next year. If this occurs, “Acquired Fund Fees and Expenses” will be higher and may be 0.15%.
[40]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[41]	Based on estimated amounts for the current fiscal year.
[42]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[43]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[44]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[45]	The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.10% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[46]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[47]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[48]	Based on estimated amounts for the current fiscal year.
[49]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[50]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[51]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[52]	Based on estimated amounts for the current fiscal year.
[53]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.98% for the fiscal year ending March 31, 2026.
[54]	The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.27% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2026, and may only be terminated prior thereto by the Board.
[55]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[56]	Based on estimated amounts for the current fiscal year.
[57]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.93% for the fiscal year ending March 31, 2026.
[58]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[59]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” will not be reflected in the Fund’s Financial Statements in its shareholder report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights.
[60]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[61]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” will not be reflected in the Fund’s Financial Statements in its shareholder report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights.